Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Actual and Required Bank Capital Amounts
Actual and required Bank capital amounts and ratios are presented below at the dates indicated.

	Actual		Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2015 (1)
Total Capital to risk weighted assets Bank	$71,217	18.0%	$31,700	8.0%	$39,625	10.0%
Tier 1 (Core) Capital to risk weighted assets Bank	67,583	17.1	23,775	6.0	31,700	8.0
Tier 1 Common Equity Capital to risk weighted assets Bank	67,583	17.1	17,831	4.5	25,757	6.5
Tier 1 (Core) Capital to average assets Bank	67,583	13.3	20,317	4.0	25,397	5.0
December 31, 2014 (1)
Total Capital to risk weighted assets Bank	$67,729	19.2%	$28,277	8.0%	$35,346	10.0%
Tier 1 (Core) Capital to risk weighted assets Bank	64,134	18.1	14,138	4.0	21,207	6.0
Tier 1 (Core) Capital to average assets Bank	64,134	13.0	19,754	4.0	24,692	5.0